CERTAMX

[redacted]

06064743

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33210

December 19, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

S.E.C.
DEC 19 2006
1086

Dear Mr. Johnson:

This is to certify that on December 14, 2006 the American Stock Exchange LLC (the "Exchange") received from Transforma Acquisition Group Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units
Common Stock, $0.0001 par value
Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
DEC 20 2006
THOMSON
FINANCIAL

cc: Herbert Scholl